INTANGIBLE ASSETS AND GOODWILL, NET, Key Assumptions Used for Calculation of Fair Value Less Selling Costs (Details) - PEN (S/) S/ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		0.50%
Discount rate		0.50%
Minimum [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Decrease in recoverable value of impairment due to change in growth rate and discount rate		S/ 13.0
Maximum [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Decrease in recoverable value of impairment due to change in growth rate and discount rate		S/ 45.8
Mibanco - Edyficar Peru [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		5.60%	3.00%
Discount rate		14.30%	11.78%
Prima AFP - AFP Union Vida [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		1.60%	1.00%
Discount rate		16.10%	12.62%
Mibanco Colombia [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		6.00%	4.00%
Discount rate		16.80%	13.05%
Credicorp Capital Colombia [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		4.80%	3.80%
Discount rate		17.90%	12.90%
Banco de Credito del Peru [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		4.60%	5.00%
Discount rate		12.80%	10.76%
Pacifico Seguros [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		4.60%	5.00%
Pacifico Seguros [Member] | Minimum [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Discount rate	[1]	13.00%	10.29%
Pacifico Seguros [Member] | Maximum [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Discount rate	[1]	14.30%	11.07%
Atlantic Security Holding Corporation [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		2.30%	2.00%
Discount rate		15.20%	11.00%
Tenpo [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate	[2]	0.00%	2.00%
Discount rate	[2]	25.00%	25.00%
Culqi [Member]
Key assumptions used for calculation of fair value less selling costs [Abstract]
Terminal value growth rate		0.00%	2.00%
Discount rate		25.00%	25.00%

[1]	As of December 31, 2022, and 2021, it comprises to the discount rates used to determine the recoverable value of the cash flows that correspond to the general and life insurance business lines.
[2]	As of December 31,2022, and 2021, it comprises to the discount rates corresponds to the discount rates used to determine the recoverable value of the flows that correspond to the business lines of Tenpo SpA and Tenpo Technologie SpA.